Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Schedule of Reserved Shares Stock on Converted Basis

We had reserved shares of stock, on an as-if converted basis, for issuance as follows:

	March 31, 2023	June 30, 2022
Warrants	25,646,453	25,818,247
Earnout shares	5,726,864	5,726,864
Total	31,373,317	31,545,111

The Company had reserved shares of stock, on an as-if converted basis, for issuance as follows:

	June 30, 2022	June 30, 2021
Warrants	25,818,247	26,000,000
Earnout shares	5,726,864	5,726,864
Total	31,545,111	31,726,864

As of June 30, 2021 and 2020, we had reserved shares of stock, on an as-if converted basis, for issuance as follows:

	June 30,
	2021	2020
Options issued and outstanding (see Note 12)	-	900,352
Options available for grant under stock option plans (See Note 12)	-	74,098
Shares subject to term debt optional conversion into Series A stock (1)	-	2,844,863
Warrants	26,000,000	-
Earnout shares	5,726,864	-
Total	31,726,864	3,819,313

(1) Issuance of Series A Stock has been retroactively restated to give effect to the recapitalization transaction

Schedule of Share-Based Compensation Expense

The following table provides total stock-based compensation expense by award type:

	Three Months Ended		Nine Months Ended
(in thousands)	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Stock option awards	$(921)	$828	$2,332	$828
Restricted stock units	(1,087)	1,115	4,639	1,115
Total stock-based compensation	$(2,008)	$1,943	$6,971	$1,943

The following table provides total share-based compensation expense by award type:

	June 30,
(in thousands)	2022	2021
Stock option awards	$2,551	$-
Restricted stock units	4,363	-
Total share-based compensation	$6,914	$-

Summary of Stock Option Activity

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2022	3,503,527	$10.50	3.22	$-
Granted	782,061	3.85		-
Exercised	-	-		-
Forfeited or cancelled	(1,257,927)	10.50		-
Outstanding at March 31, 2023	3,027,661	$8.80	2.90	$-

The following table presents a summary of stock option activity under the 2021 Plan:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at June 30, 2020	-	$-	-	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
Outstanding at June 30, 2021	-	$-	-	$-
Granted	3,533,627	10.50	3.22	-
Exercised	-	-	-	-
Forfeited or cancelled	(30,100)	10.50	-	-
Outstanding at June 30, 2022	3,503,527	$10.50	3.22	$-

A summary of our stock option activity and related information under the 2015 Stock Option Plan is as follows (prior to recapitalization):

			Weighted-Average
			Remaining
		Weighted-Average	Contractual
(in thousands)	Number of Shares	Exercise Price	Life (Years)	Intrinsic Value
Outstanding at June 30, 2019	670,629	$16.96	2.98	1,706,900
Granted	299,760	$22.50	-	-
Forfeited	(70,037)	$17.08	-	-
Outstanding, at June 30, 2020	900,352	$18.79	2.99	2,201,700

Granted
Forfeited	(84,373)	$18.31	-	-
Cancelled	(815,979)	$18.84	-	-
Outstanding, at June 30, 2021	-	$-	-	-

Summary of Restricted Stock Units Activity

The following table presents a summary of restricted stock units activity for the periods presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2022	1,902,068	$8.14
Granted	584,434	3.29
Vested	(755,880)	8.20
Forfeited or cancelled	(569,489)	8
Outstanding at March 31, 2023	1,161,133	$5.62

The following table presents a summary of restricted stock units activity for the periods presented:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Outstanding at June 30, 2020	-	$-
Granted	-	-
Issued	-	-
Forfeited or cancelled	-	-
Outstanding at June 30, 2021	-	$-
Granted	1,902,068	8.14
Issued	-	-
Forfeited or cancelled	-	-
Outstanding at June 30, 2022	1,902,068	$8.14

Summary of Changes in Repurchases of Common Stock and Warrants

The table below summarizes the changes in repurchases of common stock and warrants:

Three Months Ended
(in thousands)	March 31, 2023
Balance at December 31, 2022	3,225,441
Repurchases of common stock	-
Repurchases of warrants	-
Balance at March 31, 2023	3,225,441

Nine Months Ended
(in thousands)	March 31, 2023
Balance at June 30, 2022	3,053,447
Repurchases of common stock	-
Repurchases of warrants	171,994
Balance at March 31, 2023	3,225,441

The table below summarizes the changes in repurchases of common stock and warrants:

(in thousands)	June 30, 2022
Balance at June 30, 2021
Repurchases of common stock	2,871,894
Repurchases of warrants	181,553
Balance at June 30, 2022	3,053,447